TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Trade payables and payables to merchants (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade payables and payables to merchants
Trade payables and payables to merchants	₺ 5,886,538	₺ 6,672,876
Retail suppliers and service providers
Trade payables and payables to merchants
Trade payables and payables to merchants	3,512,844	4,892,528
Supplier and merchant financing payables, included in payables to retail suppliers and service providers	₺ 190,075	₺ 202,446
Average maturity term for payables	57 days	42 days
Merchants
Trade payables and payables to merchants
Trade payables and payables to merchants	₺ 2,373,694	₺ 1,780,348
Average maturity term for payables	21 days	21 days